ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2019
ACCRUED EXPENSES
ACCRUED EXPENSES

17.  ACCRUED EXPENSES

The breakdown of accrued expenses is as follows:

	2018	2019
Operation, maintenance, and telecommunication services	8,013	7,521
Salaries and benefits	2,219	2,658
General, administrative, and marketing expenses	2,299	2,365
Interest and bank charges	238	217
Total	12,769	12,761